Taxation (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Tax Expense

	2017 £m	2016 £m	2015 £m
Current tax
United Kingdom	(104)	(80)	(65)
The Netherlands	(77)	(51)	(45)
Rest of world	(258)	(243)	(260)
Total current tax charge	(439)	(374)	(370)
Deferred tax	372	70	72
Tax expense	(67)	(304)	(298)

Weighted Average of Tax Rates Applicable to Accounting Profits and Losses

The net tax expense charged on profit before tax differs from the theoretical amount that would arise using the weighted average of tax rates applicable to accounting profits and losses of the consolidated entities, as follows:

	2017		2016		2015
	£m	%	£m	%	£m	%
Profit before tax	1,734		1,473		1,312
Tax at average applicable rates	(392)	22.6%	(330)	22.4%	(299)	22.8%
Tax effect of share of results of joint ventures	7	(0.4)%	7	(0.5)%	11	(0.8)%
Expenses not deductible for tax purposes	(14)	0.7%	(18)	1.3%	(16)	1.1%
US state taxes	(18)	1.0%	(13)	0.9%	(9)	0.7%
Non-deductible costs of share based remuneration	(1)	0.1%	(1)	0.1%	(3)	0.2%
Non-deductible disposal-related gains and losses	(36)	2.1%	(8)	0.5%	4	(0.3)%
Tax losses of the period not recognised	(10)	0.6%	(2)	0.1%	(2)	0.2%
Recognition and utilisation of tax losses that arose in prior years	16	(0.9)%	32	(2.1)%	–	0.0%
Other adjustments in respect of prior periods	35	(2.0)%	28	(1.9)%	16	(1.2)%
Deferred tax effect of changes in tax rates	346	(19.9)%	1	(0.1)%	–	0.0%
Tax expense	(67)	3.9%	(304)	20.7%	(298)	22.7%

Tax Recognised in Other Comprehensive Income or Directly in Equity

The following tax has been recognised in other comprehensive income or directly in equity during the year:

	2017	2016	2015
	£m	£m	£m
Tax on items that will not be reclassified to profit or loss
Tax on actuarial movements on defined benefit pension schemes	(59)	45	(34)

Tax on items that may be reclassified to profit or loss
Tax on fair value movements on cash flow hedges	(30)	19	18

Net tax (debit)/credit recognised in other comprehensive income	(89)	64	(16)
Tax credit on share based remuneration recognised directly in equity	8	10	17

Summary of Deferred Tax Liabilities and Assets

	2017	2016
	£m	£m
Deferred tax assets	405	444
Deferred tax liabilities	(738)	(1,137)
Total	(333)	(693)

Movements in Deferred Tax Liabilities and Assets

Movements in deferred tax liabilities and assets (before taking into consideration the offsetting of balances within the same jurisdiction) are summarised as follows:

	Deferred tax liabilities			Deferred tax assets
	Excess of tax allowances over amortisation £m	Acquired intangible assets £m	Other temporary differences £m	Excess of amortisation over tax allowances £m	Tax losses carried forward £m	Pensions liabilities £m	Other temporary differences £m	Total £m
Deferred tax (liability)/asset at 1 January 2016	(339)	(702)	(291)	251	32	103	295	(651)
Credit/(charge) to profit	9	91	4	(28)	26	(1)	(31)	70
Credit to equity/other comprehensive income	–	–	4	–	–	33	17	54
Acquisitions	–	(38)	–	–	3	–	–	(35)
Exchange translation differences	(63)	(118)	(55)	40	9	10	46	(131)
Deferred tax (liability)/asset at 1 January 2017	(393)	(767)	(338)	263	70	145	327	(693)
Credit/(charge) to profit	97	298	2	(15)	22	–	(32)	372
(Charge)/credit to equity/other comprehensive income	–	–	7	–	–	(76)	(20)	(89)
Acquisitions	–	(2)	–	–	–	–	–	(2)
Exchange translation differences	29	45	27	9	(5)	(3)	(23)	79
Deferred tax (liability)/asset at 31 December 2017	(267)	(426)	(302)	257	87	66	252	(333)